DERIVATIVE INSTRUMENTS	121 Months Ended	124 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
9.	DERIVATIVE INSTRUMENTS

The Company enters into derivative instruments for risk management purposes to hedge its exposure to cash flow variability caused by changing interest rates and foreign currency exchange rate movements. The primary goal of the Company’s risk management practices related to interest rate risk is to prevent changes in interest rates from adversely impacting the Company’s ability to achieve its investment return objectives. The Company does not enter into derivatives for speculative purposes.

The Company enters into foreign currency options and foreign currency collars to mitigate its exposure to foreign currency exchange rate movements on its bonds payable outstanding denominated in Israeli new Shekels. A foreign currency collar consists of a purchased call option to buy and a sold put option to sell Israeli new Shekels. A foreign currency collar guarantees that the exchange rate of the currency will not fluctuate beyond the range of the options’ strike prices. A foreign currency option consists of a call option to buy Israeli new Shekels.

The following table summarizes the notional amount and other information related to the Company’s foreign currency collar and foreign currency option as of December 31, 2019 and 2018. The notional amount is an indication of the extent of the Company’s involvement in each instrument at that time, but does not represent exposure to credit, interest rate or market risks (currency in thousands):

	December 31, 2019		December 31, 2018		Strike Price	Trade Date	Maturity Date
Derivative Instruments	Number of Instruments	Notional Amount	Number of Instruments	Notional Amount
Derivative instruments not designated as hedging instruments
Foreign currency collar	1	776,182 ILS	—	—	3.38 – 3.4991 ILS – USD	11/25/2019	02/26/2020	(1)
Foreign currency collar	—	—	1	776,182 ILS	3.54 – 3.66 ILS – USD	08/20/2018	02/28/2019

(1)

On March 16, 2020, the Company entered into a foreign currency collar with an aggregate Israeli new Shekels notional amount of 418.0 million which expires on September 16, 2020. The foreign currency collar consists of a purchased call option to buy Israeli new Shekels at 3.5875 and a sold put option to sell the Israeli new Shekels at 3.725. The foreign currency collar is intended to permit the Company to exchange, on the settlement date of the collar, 418.0 million Israeli new Shekels for an amount ranging from $112.2 million to $116.5 million. On March 17, 2020, the Company entered into a foreign currency collar with an aggregate Israeli new Shekels notional amount of 380.0 million which expires on September 16, 2020. The foreign currency collar consists of a purchased call option to buy Israeli new Shekels at 3.700 and a sold put option to sell the Israeli new Shekels at 3.820. The foreign currency collar is intended to permit the Company to exchange, on the settlement date of the collar, 380.0 million Israeli new Shekels for an amount ranging from $99.5 million to $102.7 million.

The Company enters into interest rate caps to mitigate its exposure to rising interest rates on its variable rate notes payable. The values of interest rate caps are primarily impacted by interest rates, market expectations about interest rates, and the remaining life of the instrument. In general, increases in interest rates, or anticipated increases in interest rates, will increase the value of interest rate caps. As the remaining life of an interest rate cap decreases, the value of the instrument will generally decrease towards zero.

As of December 31, 2019, the Company had entered into three interest rate caps, which were not designated as hedging instruments. The following table summarizes the notional amounts and other information related to the Company’s derivative instruments as of December 31, 2019. The notional amount is an indication of the extent of the Company’s involvement in the instrument at that time, but does not represent exposure to credit, interest rate or market risks (dollars in thousands):

Derivative Instrument	Effective Date	Maturity Date	Notional Value	Reference Rate
Interest rate cap	02/21/2017	02/13/2020	$46,875	One-month LIBOR at 3.00%
Interest rate cap	04/02/2018	03/05/2021	$77,513	One-month LIBOR at 3.50%
Interest rate cap	06/21/2019	05/22/2023	$51,252	One-month LIBOR at 4.00%

The following table sets forth the fair value of the Company’s derivative instruments as well as their classification on the consolidated balance sheets as of December 31, 2019 and 2018 (dollars in thousands):

		December 31, 2019		December 31, 2018
Derivative Instruments	Balance Sheet Location	Number of Instruments	Fair Value	Number of Instruments	Fair Value
Derivative instruments not designated as hedging instruments
Interest rate caps	Prepaid expenses and other assets	3	$12	2	$34
Foreign currency collar	Other liabilities	1	$(179)	1	$(4,393)

The change in fair value of foreign currency options and collars that are not designated as cash flow hedges are recorded as foreign currency transaction gains or losses in the accompanying consolidated statements of operations. During the year ended December 31, 2019, the Company recognized a $4.2 million gain related to the foreign currency option and collars, which is shown net against $16.7 million of foreign currency transaction loss in the accompanying consolidated statements of operations as foreign currency transaction loss, net. During the year ended December 31, 2018, the Company recognized a $8.7 million gain related to the foreign currency option and collars, which is shown net against $18.8 million of foreign currency transaction loss in the accompanying consolidated statements of operations as foreign currency transaction loss, net. During the year ended December 2017, the Company recognized a $11.3 million loss related to the foreign currency collars, which is shown net against $26.6 million of foreign currency transaction gain in the accompanying consolidated statements of operations as foreign currency transaction loss, net.

During each of the years ended December 31, 2019, 2018 and 2017 the Company recorded an unrealized loss of $0.1 million on interest rate caps, which was included in interest expense on the accompanying consolidated statements of operations.

8.	DERIVATIVE INSTRUMENTS

The Company enters into derivative instruments for risk management purposes to hedge its exposure to cash flow variability caused by changing interest rates and foreign currency exchange rate movements. The primary goal of the Company’s risk management practices related to interest rate risk is to prevent changes in interest rates from adversely impacting the Company’s ability to achieve its investment return objectives. The Company does not enter into derivatives for speculative purposes.

The Company enters into foreign currency collars to mitigate its exposure to foreign currency exchange rate movements on its bonds payable outstanding denominated in Israeli new Shekels. A foreign currency collar consists of a purchased call option to buy and a sold put option to sell Israeli new Shekels. A foreign currency collar guarantees that the exchange rate of the currency will not fluctuate beyond the range of the options’ strike prices.

The following table summarizes the notional amount and other information related to the Company’s foreign currency collars as of March 31, 2020 and December 31, 2019. The notional amount is an indication of the extent of the Company’s involvement in each instrument at that time, but does not represent exposure to credit, interest rate or market risks (currency in thousands):

	March 31, 2020			December 31, 2019		Strike Price	Trade Date	Maturity Date
Derivative Instruments	Number of Instruments	Notional Amount		Number of Instruments	Notional Amount
Derivative instruments not designated as hedging instruments
Foreign currency collar	1	380,000	ILS	—	—	3.70 - 3.82 ILS - USD	03/17/2020	09/16/2020
Foreign currency collar	1	418,000	ILS	—	—	3.5875 - 3.725 ILS - USD	03/16/2020	09/16/2020
Foreign currency collar	—	—		1	776,182 ILS	3.38 - 3.4991 ILS - USD	11/25/2019	02/26/2020

The Company enters into interest rate caps to mitigate its exposure to rising interest rates on its variable rate notes payable. The values of interest rate caps are primarily impacted by interest rates, market expectations about interest rates, and the remaining life of the instrument. In general, increases in interest rates, or anticipated increases in interest rates, will increase the value of interest rate caps. As the remaining life of an interest rate cap decreases, the value of the instrument will generally decrease towards zero.

As of March 31, 2020, the Company had entered into three interest rate caps, which were not designated as a hedging instruments. The following table summarizes the notional amounts and other information related to the Company’s derivative instruments as of March 31, 2020. The notional amount is an indication of the extent of the Company’s involvement in the instrument at that time, but does not represent exposure to credit, interest rate or market risks (dollars in thousands):

Derivative Instrument	Effective Date	Maturity Date	Notional Value	Reference Rate
Interest rate cap	04/02/2018	03/05/2021	$77,513	One-month LIBOR at 3.50%
Interest rate cap	06/21/2019	05/22/2023	$51,252	One-month LIBOR at 4.00%
Interest rate cap	02/12/2020	02/16/2021	$46,875	One-month LIBOR at 3.00%

The following table sets forth the fair value of the Company’s derivative instruments as well as their classification on the consolidated balance sheets as of March 31, 2020 and December 31, 2019 (dollars in thousands):

		March 31, 2020		December 31, 2019
Derivative Instruments	Balance Sheet Location	Number of Instruments	Fair Value	Number of Instruments	Fair Value
Derivative instruments not designated as hedging instruments
Interest rate caps	Prepaid expenses and other assets	3	$26	3	$12
Foreign currency collars	Prepaid expenses and other assets (Other liabilities)	2	$8,818	1	$(179)

The change in fair value of foreign currency collars that are not designated as cash flow hedges are recorded as foreign currency transaction gains or losses in the accompanying consolidated statements of operations. During the three months ended March 31, 2020, the Company recognized a $9.0 million gain related to the foreign currency collars, which is shown combined with $6.0 million of foreign currency transaction gain in the accompanying consolidated statements of operations as foreign currency transaction gain, net. During the three months ended March 31, 2019, the Company recognized a $3.0 million gain related to the foreign currency collars, which is shown net against $5.8 million of foreign currency transaction loss in the accompanying consolidated statements of operations as foreign currency transaction loss, net.